UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a)	The Report to Shareholders is filed herewith

Franklin California Intermediate-Term Tax-Free Income Fund
Class A [FCCQX]
Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$76	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class A shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 5.56%. The Fund compares its performance to the  Bloomberg Municipal M.F. CA Intermediate Index, which returned 4.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight bonds with 20+ years to maturity
↑	Overweight bonds with no external credit rating and BBB rated bonds
↑	Security selection in AA rated securities

Top detractors from performance:
↓	Underweight bonds with five to 10 years to maturity
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	1152-ATSR-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class A	5.56	0.81	1.38
Class A (with sales charge)	3.18	0.36	1.15
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal M.F. CA Intermediate Index	4.79	1.07	1.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,421,199,278
Total Number of Portfolio Holdings	474
Total Management Fee Paid	$5,254,898
Portfolio Turnover Rate	10.23%
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	1152-ATSR-0826

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, John Wiley stepped down as portfolio manager of the Fund and James Conn, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	1152-ATSR-0826

Franklin California Intermediate-Term Tax-Free Income Fund
Class A1 [FKCIX]
Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$61	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class A1 shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 5.82%. The Fund compares its performance to the  Bloomberg Municipal M.F. CA Intermediate Index, which returned 4.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight bonds with 20+ years to maturity
↑	Overweight bonds with no external credit rating and BBB rated bonds
↑	Security selection in AA rated securities

Top detractors from performance:
↓	Underweight bonds with five to 10 years to maturity
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	152-ATSR-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class A1	5.82	0.98	1.50
Class A1 (with sales charge)	3.42	0.52	1.27
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal M.F. CA Intermediate Index	4.79	1.07	1.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,421,199,278
Total Number of Portfolio Holdings	474
Total Management Fee Paid	$5,254,898
Portfolio Turnover Rate	10.23%
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	152-ATSR-0826

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, John Wiley stepped down as portfolio manager of the Fund and James Conn, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	152-ATSR-0826

Franklin California Intermediate-Term Tax-Free Income Fund
Class C [FCCIX]
Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$117	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class C shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 5.12%. The Fund compares its performance to the  Bloomberg Municipal M.F. CA Intermediate Index, which returned 4.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight bonds with 20+ years to maturity
↑	Overweight bonds with no external credit rating and BBB rated bonds
↑	Security selection in AA rated securities

Top detractors from performance:
↓	Underweight bonds with five to 10 years to maturity
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	252-ATSR-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class C	5.12	0.41	0.93
Class C (with sales charge)	4.12	0.41	0.93
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal M.F. CA Intermediate Index	4.79	1.07	1.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,421,199,278
Total Number of Portfolio Holdings	474
Total Management Fee Paid	$5,254,898
Portfolio Turnover Rate	10.23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	252-ATSR-0826

HOW HAS THE FUND CHANGED?
Effective June 30, 2026, John Wiley stepped down as portfolio manager of the Fund and James Conn, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	252-ATSR-0826

Franklin California Intermediate-Term Tax-Free Income Fund
Class R6 [FCCRX]
Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$47	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R6 shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 5.84%. The Fund compares its performance to the  Bloomberg Municipal M.F. CA Intermediate Index, which returned 4.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight bonds with 20+ years to maturity
↑	Overweight bonds with no external credit rating and BBB rated bonds
↑	Security selection in AA rated securities

Top detractors from performance:
↓	Underweight bonds with five to 10 years to maturity
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	8152-ATSR-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R6	5.84	1.09	1.61
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal M.F. CA Intermediate Index	4.79	1.07	1.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,421,199,278
Total Number of Portfolio Holdings	474
Total Management Fee Paid	$5,254,898
Portfolio Turnover Rate	10.23%
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	8152-ATSR-0826

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, John Wiley stepped down as portfolio manager of the Fund and James Conn, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	8152-ATSR-0826

Franklin California Intermediate-Term Tax-Free Income Fund
Advisor Class [FRCZX]
Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$50	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Advisor Class shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 5.91%. The Fund compares its performance to the  Bloomberg Municipal M.F. CA Intermediate Index, which returned 4.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight bonds with 20+ years to maturity
↑	Overweight bonds with no external credit rating and BBB rated bonds
↑	Security selection in AA rated securities

Top detractors from performance:
↓	Underweight bonds with five to 10 years to maturity
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	653-ATSR-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Advisor Class	5.91	1.08	1.60
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal M.F. CA Intermediate Index	4.79	1.07	1.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,421,199,278
Total Number of Portfolio Holdings	474
Total Management Fee Paid	$5,254,898
Portfolio Turnover Rate	10.23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 2	653-ATSR-0826

HOW HAS THE FUND CHANGED?
Effective June 30, 2026, John Wiley stepped down as portfolio manager of the Fund and James Conn, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 3	653-ATSR-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending June 30, 2025 and June 30, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $43,242 on June 30, 2025 and $43,360 on June 30, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 on June 30, 2025, and $0 on June 30, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $9,750 on June 30, 2025, and $9,750 on June 30, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $0 on June 30, 2025 and $0 on June 30, 2026. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 on June 30, 2025, and $0 on June 30, 2026.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $0 on June 30, 2025, and $0 on June 30, 2026. The services for which these fees were paid included professional fees in connection with SOC 1 Reports and professional fees relating to security counts.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $507,023 on June 30, 2025 and $1,690,011 on June 30, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
California
Intermediate-Term
Tax-Free Income
Fund
Financial Statements and Other Important Information
Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 31
Tax Information 32
Changes In and Disagreements with Accountants 33
Results of Meeting(s) of Shareholders 33
Remuneration Paid to Directors, Officers and Others 33
Board Approval of Management and Subadvisory Agreements 33

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.79 $10.97 $10.94 $10.98 $12.16
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.33 0.32 0.29 0.24
Net realized and unrealized gains (losses) ........... 0.22 (0.18) 0.03 (0.04) (1.18)
Total from investment operations .................... 0.59 0.15 0.35 0.25 (0.94)
Less distributions from:
Net investment income .......................... (0.36) (0.33) (0.32) (0.29) (0.24)
Net asset value, end of year ....................... $11.02 $10.79 $10.97 $10.94 $10.98
Total return
c
................................... 5.56% 1.39% 3.22% 2.28% (7.84)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.81% 0.82% 0.81% 0.81%
Expenses net of waiver and payments by affiliates ....... 0.74% 0.74%
d
0.74%
d
0.74%
d
0.74%
d
Net investment income ........................... 3.35% 3.05% 2.92% 2.66% 2.05%
Supplemental data
Net assets , end of year (000’s) ..................... $476,822 $396,193 $374,818 $364,175 $339,459
Portfolio turnover rate ............................ 10.23% 22.85% 16.05% 18.50% 29.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.78 $10.96 $10.94 $10.98 $12.15
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.35 0.33 0.31 0.26
Net realized and unrealized gains (losses) ........... 0.24 (0.18) 0.02 (0.05) (1.17)
Total from investment operations .................... 0.62 0.17 0.35 0.26 (0.91)
Less distributions from:
Net investment income .......................... (0.38) (0.35) (0.33) (0.30) (0.26)
Net asset value, end of year ....................... $11.02 $10.78 $10.96 $10.94 $10.98
Total return
c
................................... 5.82% 1.55% 3.28% 2.44% (7.62)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.66% 0.67% 0.66% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.59% 0.59%
d
0.59%
d
0.59%
d
0.59%
d
Net investment income ........................... 3.50% 3.19% 3.06% 2.80% 2.20%
Supplemental data
Net assets , end of year (000’s) ..................... $243,732 $281,711 $348,839 $418,383 $515,347
Portfolio turnover rate ............................ 10.23% 22.85% 16.05% 18.50% 29.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.83 $11.01 $10.98 $11.02 $12.20
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.29 0.27 0.25 0.19
Net realized and unrealized gains (losses) ........... 0.23 (0.18) 0.03 (0.05) (1.18)
Total from investment operations .................... 0.55 0.11 0.30 0.20 (0.99)
Less distributions from:
Net investment income .......................... (0.32) (0.29) (0.27) (0.24) (0.19)
Net asset value, end of year ....................... $11.06 $10.83 $11.01 $10.98 $11.02
Total return
c
................................... 5.12% 0.98% 2.80% 1.86% (8.18)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.23% 1.21% 1.21% 1.21% 1.20%
Expenses net of waiver and payments by affiliates ....... 1.14% 1.14%
d
1.14%
d
1.14%
d
1.14%
d
Net investment income ........................... 2.93% 2.62% 2.49% 2.24% 1.63%
Supplemental data
Net assets , end of year (000’s) ..................... $16,059 $20,672 $27,535 $40,150 $54,420
Portfolio turnover rate ............................ 10.23% 22.85% 16.05% 18.50% 29.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.81 $10.99 $10.97 $11.01 $12.18
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.36 0.35 0.32 0.28
Net realized and unrealized gains (losses) ........... 0.22 (0.18) 0.02 (0.04) (1.18)
Total from investment operations .................... 0.62 0.18 0.37 0.28 (0.90)
Less distributions from:
Net investment income .......................... (0.39) (0.36) (0.35) (0.32) (0.27)
Net asset value, end of year ....................... $11.04 $10.81 $10.99 $10.97 $11.01
Total return .................................... 5.84% 1.67% 3.40% 2.56% (7.48)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.52% 0.51% 0.52% 0.53% 0.52%
Expenses net of waiver and payments by affiliates ....... 0.46% 0.46%
c
0.46%
c
0.46%
c
0.46%
c
Net investment income ........................... 3.63% 3.33% 3.20% 2.95% 2.35%
Supplemental data
Net assets , end of year (000’s) ..................... $84,639 $65,695 $58,357 $50,131 $36,294
Portfolio turnover rate ............................ 10.23% 22.85% 16.05% 18.50% 29.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.81 $10.99 $10.97 $11.01 $12.18
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.36 0.35 0.32 0.27
Net realized and unrealized gains (losses) ........... 0.24 (0.18) 0.01 (0.05) (1.17)
Total from investment operations .................... 0.63 0.18 0.36 0.27 (0.90)
Less distributions from:
Net investment income .......................... (0.39) (0.36) (0.34) (0.31) (0.27)
Net asset value, end of year ....................... $11.05 $10.81 $10.99 $10.97 $11.01
Total return .................................... 5.91% 1.64% 3.37% 2.53% (7.51)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.56% 0.57% 0.56% 0.56%
Expenses net of waiver and payments by affiliates ....... 0.49% 0.49%
c
0.49%
c
0.49%
c
0.49%
c
Net investment income ........................... 3.59% 3.29% 3.16% 2.89% 2.30%
Supplemental data
Net assets , end of year (000’s) ..................... $599,947 $534,874 $542,009 $516,585 $613,805
Portfolio turnover rate ............................ 10.23% 22.85% 16.05% 18.50% 29.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Schedule of Investments, June 30, 2026
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.1%
Arizona 0.7%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 9,340,000 $ 9,756,605
California 96.2%
Align Affordable Housing Bond Fund LP ,
a,b
Breezewood 2019 LP , Revenue , 144A, FRN , 2020-3 TR , A , 5.3% , 8/01/30 ....... 11,700,335 11,700,942
Parkwood Apartments , 2021-1 , 2.25% , 8/01/31 ........................... 11,250,000 10,634,063
Beaumont Public Improvement Authority , Special Tax , 2025 B , 5% , 9/01/50 ........ 1,775,000 1,798,006
Beaumont Unified School District ,
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 300,000 317,797
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,295,000 1,347,489
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 660,000 677,642
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 725,000 737,260
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 425,529
California Community Choice Financing Authority ,
c
Revenue , 2021 A , Mandatory Put , 4% , 12/01/27 ........................... 13,200,000 13,392,905
c
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 19,150,000 19,451,013
c
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 20,000,000 20,245,290
c
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 25,485,000 26,240,248
c
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 15,000,000 16,248,938
c
Revenue , 2025 C , Mandatory Put , 5% , 10/01/33 ........................... 12,500,000 13,116,206
Revenue , 2025 G , 5% , 12/01/35 ....................................... 15,000,000 16,318,194
c
Revenue , 2026 A-1 , Mandatory Put , 5% , 2/01/36 .......................... 12,400,000 13,342,515
Revenue , 2026 B , 5% , 3/01/36 ........................................ 6,850,000 7,149,283
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/32 ............ 1,750,000 1,801,651
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/33 ............ 600,000 616,790
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/35 ............ 3,040,000 3,115,356
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/37 ............ 1,600,000 1,634,260
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/38 ............ 1,320,000 1,346,449
a
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,215,000 3,060,964
California County Tobacco Securitization Agency ,
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 1,505,000 1,509,688
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/39 .................................................... 1,300,000 1,269,380
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/32 ................ 275,000 294,869
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/33 ................ 545,000 581,899
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/36 ................ 595,000 626,741
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 1,135,000 1,360,567
Leland Stanford Junior University (The) , Revenue , U-7 , 5% , 6/01/46 ............ 9,485,000 11,239,527
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 10,350,000 12,025,169
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/29 ............. 1,020,000 1,032,926
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/32 ............. 1,235,000 1,248,078
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/33 ............. 1,000,000 1,009,885
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/34 ............. 1,750,000 1,765,838
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/35 ............. 1,500,000 1,512,967
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/36 ............. 2,000,000 2,016,198
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/37 ............. 2,000,000 2,015,112
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/36 ...... 750,000 777,913
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/37 ...... 725,000 746,529

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/38 ...... $ 1,025,000 $ 1,051,441
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.25% , 10/01/44 ... 4,450,000 4,525,826
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. 15,975,000 17,004,365
California Enterprise Development Authority ,
Milken Community School , Revenue , 2026 A , 5% , 7/01/33 ................... 4,000,000 4,461,455
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/26 .. 540,000 540,625
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/28 .. 615,000 635,138
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/30 .. 250,000 263,640
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/35 .. 450,000 469,233
California Health Facilities Financing Authority ,
Cedars-Sinai Medical Center Obligated Group , Revenue , 2016 A , Refunding , 5% ,
8/15/31 ........................................................ 3,500,000 3,509,850
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/36 ........................................................ 2,045,000 2,049,100
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/37 ........................................................ 2,530,000 2,534,718
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 7,835,000 8,116,272
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/28 ....................... 2,100,000 2,131,950
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/29 ....................... 2,460,000 2,496,584
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/30 ....................... 1,250,000 1,267,962
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/31 ....................... 1,200,000 1,216,610
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 7,000,000 7,899,118
Marshall Medical Center , Revenue , 2015 , Refunding , California Mortgage Insured ,
5% , 11/01/33 ................................................... 1,000,000 1,001,735
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 4,471,524 4,558,608
a
Foothill San Regis Apartments LLC , Revenue , 144A, 2026 U-1 , I , 5.8% , 4/01/36 ... 4,600,000 4,592,500
Lakeside Drive Senior Housing LP , Revenue , 2019 N , FNMA Insured , 2.35% ,
12/01/35 ....................................................... 8,816,979 7,615,221
California Infrastructure & Economic Development Bank , Academy of Motion Picture
Arts and Sciences Obligated Group , Revenue , 2020 A , 5% , 11/01/30 ........... 7,260,000 8,061,290
California Municipal Finance Authority ,
Revenue , 2024 , Refunding , 4% , 12/01/43 ................................ 2,000,000 2,004,948
a
Revenue , 144A, 2025 A , 6.375% , 8/01/37 ............................... 6,500,000 6,737,370
Revenue , 2025 A , 6.1% , 12/01/37 ..................................... 3,500,000 3,530,197
Special Tax , 2025 B , 5% , 9/01/45 ...................................... 1,250,000 1,315,429
Special Tax , 2026 A , 5% , 9/01/46 ...................................... 1,600,000 1,635,594
ACI Royal York, Inc. , Revenue , 2020 A , 3.125% , 2/15/33 .................... 545,000 518,010
Aldersly , Revenue , 2023 B-1 , Refunding , California Mortgage Insured , 4% , 11/15/28 595,000 595,388
Boone 534 LLC , Revenue , 2026 A , 6% , 2/01/38 ........................... 7,000,000 6,978,807
California Home for the Aged, Inc. (The) , Revenue , 2018 , California Mortgage
Insured , 5% , 5/15/36 .............................................. 1,000,000 1,035,339
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/32 ................. 120,000 121,541
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/33 ................. 120,000 121,083
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/34 ................. 155,000 155,762
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/35 ................. 160,000 160,251
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/36 ................. 185,000 184,200
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/37 ................. 170,000 167,845
Caritas Corp. CMFA Mobile Home Park Financing , Revenue, Sub. Lien , 2021 B ,
Refunding , 3% , 8/15/31 ............................................ 80,000 77,995
Caritas Corp. CMFA Mobile Home Park Financing , Revenue, Sub. Lien , 2021 B ,
Refunding , 4% , 8/15/41 ............................................ 590,000 561,028
Caritas Corp. CMFA Mobile Home Park Financing , Revenue, Sub. Lien , 2021 B ,
Refunding , 4% , 8/15/56 ............................................ 540,000 453,798
a
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 8,125,000 7,816,087
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/30 ........................ 3,635,000 3,845,923

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/36 ........................ $ 1,260,000 $ 1,311,169
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/38 ........................ 1,500,000 1,552,681
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/45 .................................................... 1,130,000 1,163,957
Community Facilities District No. 2022-27 , Special Tax , 2025 , 5.125% , 9/01/45 .... 1,580,000 1,651,677
Community Facilities District No. 2023-5 Area No. 2 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/45 ............................................ 670,000 691,625
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/29 ............................................ 6,270,000 6,332,980
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/30 ............................................ 4,680,000 4,722,943
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/32 ............................................ 3,300,000 3,327,662
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/33 ............................................ 7,440,000 7,498,109
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/34 ............................................ 5,000,000 5,037,578
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/36 ............................................ 2,295,000 2,310,627
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/37 ............................................ 2,000,000 2,012,511
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/26 .... 210,000 211,232
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/27 .... 110,000 112,572
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/28 .... 115,000 119,519
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/29 .... 240,000 252,746
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/30 .... 125,000 128,213
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/31 .... 265,000 272,311
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/32 .... 280,000 288,028
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/26 ............. 1,085,000 1,086,579
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 15,000,000 14,800,074
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-2 , 6.75% , 12/01/32 ............ 930,000 908,036
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/32 ... 5,810,000 5,815,797
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 5,800,000 4,888,287
Integrity Housing Obligated Group , Revenue , 2022 A-2 , 6.25% , 12/01/32 ........ 3,105,000 2,863,199
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/34 3,000,000 3,084,140
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/35 5,500,000 5,645,614
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/36 10,570,000 10,831,117
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 2,930,000 2,997,580
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 7,600,000 7,764,762
a
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/35 3,960,000 4,202,648
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/26 ..... 900,000 903,294
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/27 ..... 1,300,000 1,304,731
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/28 ..... 1,400,000 1,405,613
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/29 .. 1,000,000 1,004,575
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/30 ..... 1,350,000 1,354,841
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/31 .. 1,250,000 1,255,236
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 4,620,000 4,628,188
Northern California Retired Officers Community , Revenue , 2016 , Refunding ,
California Mortgage Insured , 5% , 1/01/37 .............................. 1,310,000 1,325,582
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/27 ....................................................... 100,000 101,917
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/28 ....................................................... 250,000 258,259
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/29 ....................................................... 250,000 260,199
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/30 ....................................................... 210,000 219,645

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/31 ....................................................... $ 435,000 $ 457,981
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/33 ....................................................... 1,200,000 1,264,724
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/34 ....................................................... 1,430,000 1,520,772
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/35 ....................................................... 1,200,000 1,270,764
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/36 ....................................................... 1,550,000 1,633,482
Pilgrim Place in Claremont , Revenue , 2016 A , Refunding , California Mortgage
Insured , 5% , 5/15/31 .............................................. 2,750,000 2,800,211
Porter 1107 LLC , Revenue , 2025 A , 6.2% , 11/01/37 ........................ 10,000,000 10,189,684
Scripps College , Revenue , 2025 , 5% , 7/01/50 ............................ 3,395,000 3,557,261
System Management Group , Revenue , 2019 A , 5% , 4/01/35 ................. 1,780,000 1,862,572
System Management Group , Revenue , 2019 A , 5% , 4/01/37 ................. 2,945,000 3,067,621
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/31 ............. 1,000,000 1,014,604
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/32 ............. 1,000,000 1,014,020
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/33 ............. 1,010,000 1,023,564
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/35 ............. 1,440,000 1,457,399
a
Verner 6430 LLC , Revenue , 144A, 2026 A , 6% , 6/01/38 ..................... 4,200,000 4,227,864
a
California Pollution Control Financing Authority ,
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/29 . 3,875,000 3,985,039
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/26 .......... 2,680,000 2,680,000
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/28 .......... 4,170,000 4,316,717
c
California Public Finance Authority , Henry Mayo Newhall Hospital Obligated Group ,
Revenue , 2021 B , Mandatory Put , 4% , 10/15/31 ........................... 690,000 677,354
a
California School Finance Authority ,
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/32 .... 640,000 653,153
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/33 ............................................ 1,580,000 1,640,111
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 4% ,
10/01/27 ....................................................... 270,000 270,851
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/32 ....................................................... 1,455,000 1,519,443
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/26 . 300,000 300,291
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/27 . 320,000 325,567
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
8/01/32 ........................................................ 595,000 616,390
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.375% , 8/01/42 ................................................. 1,500,000 1,571,963
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5% , 6/01/33 300,000 313,190
California State Public Works Board , Revenue , 2025 A , 5% , 4/01/50 ............. 30,500,000 32,748,786
California Statewide Communities Development Authority ,
a
Revenue , 144A, 2026 E-1 , I , 5.8% , 6/01/36 .............................. 4,300,000 4,252,412
Special Assessment , 2025 C-1 , 5% , 9/02/45 .............................. 3,665,000 3,879,060
Special Assessment , 2026 A-2 , 5% , 9/02/46 .............................. 1,350,000 1,398,807
Special Tax , 2023 A , 5% , 9/01/36 ...................................... 455,000 481,788
Special Tax , 2023 A , 5% , 9/01/43 ...................................... 215,000 224,254
Special Tax , 2023 C-1 , 5% , 9/02/43 .................................... 3,835,000 3,971,373
Special Tax , 2025 A , 5% , 9/02/45 ...................................... 5,745,000 6,080,546
Special Tax , 2025 B , 5% , 9/02/45 ...................................... 1,410,000 1,492,353
Special Tax , 2025 C-2 , 5% , 9/02/46 .................................... 860,000 902,434
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.125% , 9/01/42 ............................................ 500,000 524,733
Community Facilities District No. 2021-1 , Special Tax , 2023 , 4.75% , 9/01/38 ...... 500,000 515,641

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.25% , 9/01/43 ..... $ 650,000 $ 687,085
d
Community Facilities District No. 26-03 , Special Tax , 2026 , 5% , 9/01/46 ......... 620,000 642,375
Hebrew Home for Aged Disabled , Revenue , 2016 , California Mortgage Insured , 5% ,
11/01/36 ....................................................... 9,000,000 9,054,868
Sequoia Living, Inc. , Revenue , 2025 A , Refunding , California Mortgage Insured , 5% ,
7/01/55 ........................................................ 14,425,000 14,993,887
Carlsbad Unified School District , GO , 2018 C , 4% , 8/01/50 .................... 5,000,000 4,921,925
Carson Public Financing Authority , City of Carson Reassessment District No. 2001-1 ,
Revenue , 2019 , Refunding , 5% , 9/02/31 ................................. 1,000,000 1,075,613
Central Valley Energy Authority , Revenue , 2026 , 5% , 8/01/34 .................. 3,480,000 3,732,625
e
Cerritos Community College District , GO , 2012 D , 3.24%, 8/01/36 ............... 6,130,000 4,443,961
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/30 ...................................... 1,280,000 1,357,484
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.5% , 9/01/31 .................................... 725,000 757,512
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.625% , 9/01/32 ................................... 755,000 797,583
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.75% , 9/01/34 ................................... 1,620,000 1,714,023
City of Chino Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% ,
9/01/45 ........................................................ 2,125,000 2,216,238
City of Chino Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% ,
9/01/50 ........................................................ 1,500,000 1,550,045
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 1,090,000 1,163,116
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.375% , 9/01/43 ..... 1,000,000 1,069,856
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.5% , 9/01/48 ....... 1,200,000 1,269,900
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.625% , 9/01/53 ..... 375,000 396,809
City & County of San Francisco ,
GO , 2021 B-1 , 4% , 6/15/37 .......................................... 2,000,000 2,053,336
GO , 2021 C-1 , 4% , 6/15/36 .......................................... 1,140,000 1,176,772
a
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.25% , 9/01/38 ..... 875,000 938,157
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5% , 9/01/33 ............. 935,000 982,683
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.5% , 9/01/43 ........... 1,060,000 1,131,460
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5% , 9/01/33 . 520,000 546,562
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.25% , 9/01/38 880,000 943,518
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.5% , 9/01/43 1,005,000 1,072,752
City of Chula Vista , Community Facilities District No. 16-1 Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 1,500,000 1,400,976
City of Clovis , Sewer , Revenue , 2013 , Refunding , BAM Insured , 5% , 8/01/28 ....... 1,200,000 1,202,314
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 955,000 1,012,630
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 785,000 832,055
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/32 ........... 250,000 254,640
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/36 ........... 550,000 554,530
Community Facilities District No. 87 , Special Tax , 2021 , 4% , 9/01/41 ........... 400,000 392,430
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/54 .......... 1,400,000 1,425,139
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Improvement Area KK , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 400,000 371,086
Community Facilities District No. 2015-4 , Special Tax , 2026 , 5% , 9/01/46 ........ 475,000 495,510
City of Lincoln ,
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/37 ........ 1,215,000 1,288,320

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Lincoln, (continued)
Community Facilities District No. 2019-1 , Special Tax , 2025 , 5% , 9/01/50 ........ $ 850,000 $ 867,333
City of Long Beach , Harbor , Revenue , 2019 A , 5% , 5/15/38 .................... 2,000,000 2,117,292
City of Los Angeles ,
Department of Airports , Revenue , 2018 B , Refunding , 5% , 5/15/32 ............. 3,325,000 3,442,790
Department of Airports , Revenue , 2018 C , 5% , 5/15/35 ..................... 5,800,000 5,943,490
Department of Airports , Revenue , 2019 F , 5% , 5/15/37 ...................... 5,715,000 5,943,746
Department of Airports , Revenue , 2019 F , 5% , 5/15/38 ...................... 4,500,000 4,670,583
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 2,115,000 2,275,604
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 7,380,000 7,896,043
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 5,485,000 5,829,589
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/36 .......... 1,325,000 1,470,377
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/37 .......... 9,960,000 11,003,887
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/38 .......... 1,080,000 1,188,931
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/40 .......... 580,000 634,399
Department of Airports , Revenue, Sub. Lien , 2017 A , 5% , 5/15/31 ............. 2,815,000 2,866,368
Department of Airports , Revenue, Sub. Lien , 2019 D , 5% , 5/15/31 ............. 2,685,000 2,809,324
Department of Airports , Revenue, Sub. Lien , 2019 D , 5% , 5/15/36 ............. 2,500,000 2,592,269
Department of Airports , Revenue, Sub. Lien , 2022 C , Refunding , 4% , 5/15/39 ..... 2,800,000 2,822,124
City of Menifee ,
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 240,000 250,522
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 325,000 332,633
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 750,000 759,476
Community Facilities District No. 2022-2 , Special Tax , 2025 A , 5% , 9/01/50 ...... 675,000 691,288
Community Facilities District No. 2022-2 , Special Tax , 2025 A , 5.125% , 9/01/55 ... 650,000 672,147
Community Facilities District No. 2022-3 Improvement Area No. 1 , Special Tax , 2026
A , 5% , 9/01/46 .................................................. 2,000,000 2,072,618
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/45 .................................................. 1,295,000 1,349,610
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/50 .................................................. 605,000 619,599
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/55 .................................................. 610,000 619,687
City of Mountain House , Community Facilities District No. 2024-1 Improvement Area
No. 8 , Special Tax , 2025 , 5.125% , 9/01/50 ............................... 750,000 766,640
City of Newport Beach ,
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2% , 9/02/34 . 230,000 189,751
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/35 ........................................................ 235,000 191,983
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/36 ........................................................ 240,000 191,857
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/26 . 220,000 220,374
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/27 . 250,000 253,363
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/28 . 250,000 255,490
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/29 . 275,000 282,581
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/30 . 225,000 232,164
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/31 . 260,000 268,675
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/32 . 280,000 289,638
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/33 . 225,000 231,730
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4.125% ,
9/02/38 ........................................................ 615,000 626,301
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 5% , 9/02/43 . 715,000 751,186
City of Oakland , Community Facilities District No. 2023-1 , Special Tax , 2025 , 5.25% ,
9/01/55 ......................................................... 865,000 890,102
City of Ontario ,
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 ........... 350,000 368,250
Community Facilities District No. 71 , Special Tax , 2025 , 5% , 9/01/50 ........... 1,000,000 1,027,887

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/28 ............................ $ 895,000 $ 899,197
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/29 ............................ 1,155,000 1,160,251
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 ............. 1,480,000 1,601,633
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5% , 9/01/38 ...................................... 250,000 265,140
Preserve (The) Community Facilities District No. 2025-1 Improvement Area , Special
Tax , 2026 , 5% , 9/01/46 ............................................ 330,000 342,736
Preserve (The) Community Facilities District No. 2025-1 Improvement Area , Special
Tax , 2026 , 5% , 9/01/51 ............................................ 650,000 661,391
Ranch Community Facilities District No. 2021-1 Improvement Area No. 3 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 855,000 868,616
Ranch Community Facilities District No. 2021-1 Improvement Area No. 3 , Special
Tax , 2025 , 5% , 9/01/55 ............................................ 585,000 591,692
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2023 , 5% , 9/01/38 1,445,000 1,543,668
City of Riverside , Water , Revenue , 2019 A , Refunding , 5% , 10/01/37 ............. 7,295,000 7,708,393
City of Roseville , Amoruso Ranch Community Facilities District No. 1 Improvement
Area No. 2 , Special Tax , 2025 , 5% , 9/01/45 .............................. 1,580,000 1,629,801
City of Sacramento ,
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/26 .................................................... 615,000 615,774
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/28 .................................................... 1,220,000 1,227,604
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/29 .................................................... 1,555,000 1,564,648
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/31 .................................................... 1,800,000 1,812,942
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/34 .................... 1,485,000 1,548,622
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/35 .................... 2,000,000 2,083,217
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/37 .................... 2,250,000 2,337,165
City of Vernon , Electric System , Revenue , 2021 A , 5% , 10/01/26 ................ 1,670,000 1,677,654
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,475,000 1,513,775
a
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 2,005,000 1,909,307
Compton Community Redevelopment Agency ,
Successor Agency , Tax Allocation , 2022 A , Refunding , AG Insured , 5% , 8/01/37 ... 4,090,000 4,501,232
Successor Agency , Tax Allocation , 2022 A , Refunding , AG Insured , 5% , 8/01/42 ... 3,115,000 3,379,584
County of El Dorado ,
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 532,838
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,041,160
Community Facilities District No. 2014-1 , Special Tax , 2025 , 5.25% , 9/01/55 ...... 2,000,000 2,065,514
County of Orange , Community Facilities District No. 2025-1 Improvement Area No. 1 ,
Special Tax , 2026 A , 5% , 8/15/46 ...................................... 1,500,000 1,568,919
County of Sacramento ,
Airport System , Revenue, Sub. Lien , 2016 B , Refunding , 5% , 7/01/35 ........... 1,000,000 1,000,000
Airport System , Revenue, Sub. Lien , 2016 B , Refunding , 5% , 7/01/36 ........... 2,000,000 2,000,000
County of San Diego ,
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/37 ........................................................ 175,000 175,585
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/38 ........................................................ 375,000 375,555
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/40 ........................................................ 115,000 113,813

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of San Diego, (continued)
Community Facilities District No. 2008-01 Area No. 2 , Special Tax , 2020 A , 4% ,
9/01/35 ........................................................ $ 50,000 $ 50,197
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,400,000 8,379,537
Oceanaire Apartments , Revenue , 144A, 2021 A-1 , 3.2% , 9/01/46 .............. 7,500,000 5,616,456
Towne at Glendale Apartments , Revenue , 144A, 2022 B , 5% , 9/01/37 .......... 9,300,000 9,503,665
Del Mar Race Track Authority ,
Revenue , 2015 , Refunding , 5% , 10/01/28 ................................ 1,925,000 1,931,489
Revenue , 2015 , Refunding , 5% , 10/01/30 ................................ 1,125,000 1,128,677
Desert Sands Unified School District , GO , 2025 , 4% , 8/01/50 .................. 8,000,000 7,863,051
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ............... 3,220,000 3,226,890
East Bay Municipal Utility District , Wastewater System , Revenue , 2014 A , Refunding ,
5% , 6/01/29 ...................................................... 1,000,000 1,079,723
East Whittier City School District , GO , 2024 A , 4.125% , 8/01/54 ................. 2,500,000 2,448,408
Eastern Municipal Water District ,
Community Facilities District No. 2013-63 Improvement Area D , Special Tax , 2026 ,
5% , 9/01/48 .................................................... 275,000 283,391
Community Facilities District No. 2013-63 Improvement Area D , Special Tax , 2026 ,
5% , 9/01/55 .................................................... 365,000 371,882
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/43 ....... 1,085,000 1,123,571
Elsinore Valley Municipal Water District , Community Facilities District No. 2022-2 (Echo
Ridge) , Special Tax , 2026 , 5% , 9/01/50 ................................. 980,000 984,766
e
Escondido Union High School District , GO , 2009 , AG Insured , 3.26%, 8/01/36 ...... 4,225,000 3,056,853
Folsom Ranch Financing Authority , City of Folsom Community Facilities District No. 18 ,
Special Tax , 2024 , 5% , 9/01/44 ....................................... 1,000,000 1,045,898
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , 5.9% , 1/15/27 .............................. 6,395,000 6,507,367
Revenue , 2013 A , Refunding , AG Insured , 5.3% , 1/15/29 .................... 19,895,000 21,302,728
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 9,446,133
Golden Valley Unified School District , Community Facilities District No. 2017-1
Improvement Area No. 3 , Special Tax , 2025 , 5% , 9/01/45 .................... 725,000 742,395
Hemet Unified School District ,
Special Tax , 2025 , 5% , 9/01/50 ....................................... 1,190,000 1,218,569
Community Facilities District No. 2023-3 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,000,000 1,049,086
Imperial Irrigation District ,
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/34 ................... 1,100,000 1,170,981
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/37 ................... 3,885,000 4,110,920
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 2,010,000 2,062,420
Millennium Housing LLC , Revenue , 2015 , Refunding , 5% , 8/15/30 ............. 1,220,000 1,221,704
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/41 ............. 1,395,000 1,197,330
Millennium Housing LLC , Revenue , 2022 , Refunding , 3.7% , 9/15/32 ............ 700,000 711,196
Irvine Unified School District ,
Special Tax , 2020 A , 5% , 9/01/30 ...................................... 1,900,000 2,025,661
Special Tax , 2020 A , 5% , 9/01/31 ...................................... 1,830,000 1,947,782
Special Tax , 2020 A , 5% , 9/01/32 ...................................... 750,000 796,333
Special Tax , 2020 A , 4% , 9/01/33 ...................................... 2,095,000 2,134,947
Special Tax , 2020 A , 4% , 9/01/35 ...................................... 1,450,000 1,469,112
Special Tax , 2020 A , 4% , 9/01/36 ...................................... 2,625,000 2,649,649
Special Tax , 2020 A , 4% , 9/01/37 ...................................... 2,695,000 2,710,789
Special Tax , 2020 A , 4% , 9/01/39 ...................................... 2,890,000 2,891,226
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/29 ........ 185,000 194,722
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/36 ........ 265,000 275,004
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/37 ........ 280,000 281,268

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Unified School District, (continued)
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/38 ........ $ 270,000 $ 270,639
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/39 ........ 315,000 315,100
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/40 ........ 350,000 347,875
Jurupa Community Services District ,
Community Facilities District No. 57 , Special Tax , 2025 A , 5% , 9/01/45 .......... 1,000,000 1,034,550
Community Facilities District No. 57 , Special Tax , 2025 A , 5% , 9/01/50 .......... 1,000,000 1,012,961
Jurupa Unified School District , GO , 2019 C , 5.25% , 8/01/43 ................... 14,675,000 15,323,943
Lake Elsinore Unified School District , Community Facilities District No. 2007-2 , Special
Tax , 2021 , 4% , 9/01/45 ............................................. 760,000 707,932
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,604,906
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,520,000 7,672,571
Sales Tax , Revenue , 2021 A , 4% , 6/01/35 ............................... 1,485,000 1,554,443
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 1,910,000 2,094,812
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/34 ................... 23,350,000 23,567,767
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/39 ................... 2,860,000 3,008,311
Power System , Revenue , 2024 C , Refunding , 5% , 7/01/45 ................... 2,300,000 2,440,983
Power System , Revenue , 2024 D , 5% , 7/01/47 ............................ 2,900,000 3,047,962
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/34 ................... 2,500,000 2,589,176
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/38 ................... 4,500,000 4,631,335
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/33 ................... 1,410,000 1,510,569
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/39 ................... 10,535,000 11,081,311
Los Angeles Unified School District ,
GO , 2020 RYQ , 4% , 7/01/38 ......................................... 5,000,000 5,126,990
GO , 2024 A , Refunding , 5% , 7/01/26 ................................... 13,000,000 13,000,000
Menifee Union School District ,
GO , 2025 A , 4.125% , 8/01/54 ......................................... 2,500,000 2,400,847
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 800,000 783,098
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... 445,000 450,301
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 875,000 823,883
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 1,100,000 1,169,452
Menifee Union School District Public Financing Authority ,
Special Tax , 2017 A , Refunding , 5% , 9/01/28 ............................. 1,250,000 1,255,508
Special Tax , 2017 A , Refunding , 5% , 9/01/30 ............................. 1,550,000 1,556,803
Metropolitan Water District of Southern California , Revenue , 2020 C , Refunding , 5% ,
7/01/38 ......................................................... 12,500,000 13,530,486
Mid-Peninsula Water District ,
COP , 2025 , 4.125% , 12/01/50 ........................................ 5,965,000 5,814,588
COP , 2025 , 4.25% , 12/01/54 ......................................... 7,060,000 6,921,100
Moreno Valley Unified School District ,
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/31 ........ 120,000 121,227
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/32 ........ 130,000 130,758
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/33 ........ 140,000 140,190
Community Facilities District No. 2016-1 , Special Tax , 2020 , 2.625% , 9/01/38 ..... 200,000 157,111
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 750,000 773,073
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/50 ..... 925,000 946,161
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,455,000 1,504,742
Mt. San Antonio Community College District , GO , 2013 A , 5.875% , 8/01/28 ........ 6,000,000 6,298,095
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5% , 8/15/38 ...... 1,360,000 1,457,332

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Orange County Community Facilities District, (continued)
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.25% , 8/15/43 .... $ 1,350,000 $ 1,435,989
Orange Unified School District , GO , 2022 , 5% , 8/01/41 ....................... 2,130,000 2,335,521
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/29 .................................... 2,595,000 2,626,763
COP , 2020 , Refunding , 4% , 9/15/30 .................................... 2,700,000 2,724,965
COP , 2020 , Refunding , 4% , 9/15/31 .................................... 2,805,000 2,822,976
COP , 2020 , Refunding , 4% , 9/15/32 .................................... 1,600,000 1,607,149
Perris Joint Powers Authority , Special Tax , 2025 , 5% , 9/01/45 .................. 2,825,000 2,917,677
Port of Oakland ,
Revenue , 2017 D , 5% , 11/01/28 ....................................... 2,195,000 2,252,907
Revenue , 2017 D , Pre-Refunded , 5% , 11/01/28 ........................... 55,000 56,804
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 5% ,
9/01/32 ........................................................ 100,000 108,034
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/34 ........................................................ 500,000 515,111
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/36 ........................................................ 715,000 732,813
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/40 ........................................................ 965,000 975,809
Poway Unified School District Public Financing Authority ,
Special Tax , 2017 A , Refunding , 5% , 9/01/27 ............................. 1,375,000 1,380,122
Special Tax , 2017 A , Refunding , 5% , 9/01/30 ............................. 2,225,000 2,232,655
River Islands Public Financing Authority ,
Community Facilities District No. 2016-1 , Special Tax , 2025 , AG Insured , 5% , 9/01/45 600,000 655,731
Community Facilities District No. 2016-1 , Special Tax , 2025 , AG Insured , 5% , 9/01/50 815,000 863,036
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 , AG
Insured , 5% , 9/01/45 .............................................. 1,100,000 1,202,173
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 , AG
Insured , 5% , 9/01/50 .............................................. 1,950,000 2,064,932
Riverside County Transportation Commission ,
Sales Tax , Revenue , 2017 B , Refunding , 4% , 6/01/36 ....................... 9,750,000 9,847,947
Sales Tax , Revenue , 2017 B , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,133,304
Riverside Unified School District ,
Special Tax , 2025 , 5% , 9/01/45 ....................................... 1,400,000 1,457,967
Community Facilities District No. 33 , Special Tax , 2021 , 4% , 9/01/45 ........... 375,000 354,563
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/40 .......... 1,500,000 1,574,075
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/45 .......... 1,780,000 1,849,488
a
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 4,639,076
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,039,381
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/27 1,000,000 1,003,681
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/28 1,960,000 1,967,287
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/29 2,130,000 2,137,877
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/30 2,310,000 2,318,604
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/31 2,495,000 2,504,325
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/32 2,690,000 2,700,088
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 250,000 267,774
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 440,000 461,983
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,800,000 1,832,115
Community Facilities District No. 2021-1 Improvement Area No. 1 , Special Tax , 2026 ,
5% , 9/01/46 .................................................... 300,000 312,332

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Romoland School District, (continued)
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... $ 1,000,000 $ 1,025,631
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 840,000 861,530
Community Facilities District No. 91-1 , Special Tax , 2017 , Refunding , 5% , 9/01/36 . 1,130,000 1,147,040
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 430,000 418,559
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 1,300,000 1,214,179
Sacramento Municipal Utility District ,
Revenue , 2019 G , 5% , 8/15/38 ....................................... 2,695,000 2,869,713
Revenue , 2023 K , 5% , 8/15/39 ........................................ 1,000,000 1,120,909
San Diego Community College District , GO , 2024 A-1 , 5% , 8/01/55 .............. 7,000,000 7,504,771
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/35 ............................... 7,500,000 8,004,946
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 6,500,000 6,865,247
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,181,538
Revenue , 2021 B , 5% , 7/01/30 ........................................ 2,260,000 2,432,128
Revenue, Senior Lien , 2023 B , 5.25% , 7/01/38 ............................ 2,500,000 2,773,349
Revenue, Senior Lien , 2023 B , 5% , 7/01/39 .............................. 5,000,000 5,373,231
Revenue, Senior Lien , 2023 B , 5% , 7/01/40 .............................. 7,000,000 7,492,638
San Diego Unified School District , GO , 2019 L , 4% , 7/01/38 ................... 605,000 616,365
San Francisco Bay Area Rapid Transit District , GO , 2020 C-1 , 4% , 8/01/33 ........ 2,250,000 2,342,926
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/36 ............................... 4,000,000 4,172,080
Revenue, Second Series , 2019 E , 5% , 5/01/35 ............................ 2,000,000 2,091,267
Revenue, Second Series , 2019 H , Refunding , 5% , 5/01/30 ................... 2,895,000 3,056,758
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/44 ................. 5,000,000 5,435,395
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 9,232,692
San Francisco City & County Redevelopment Agency Successor Agency ,
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/30 ...................................... 1,080,000 1,081,401
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/34 ...................................... 1,110,000 1,111,032
San Jacinto Unified School District ,
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2023 ,
5.25% , 9/01/48 .................................................. 350,000 364,000
Community Facilities District No. 2024-2 Improvement Area No. 1 , Special Tax , 2026
A , 5% , 9/01/45 .................................................. 120,000 125,983
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,234,094
San Juan Unified School District , GO , 2020 , 4% , 8/01/34 ...................... 2,765,000 2,822,515
e
San Mateo County Community College District , GO , 2005 A , NATL Insured , 2.79%,
9/01/30 ......................................................... 5,000,000 4,457,129
San Rafael City Elementary School District , GO , 2022 B , 4% , 8/01/54 ............ 10,000,000 9,637,522
Sierra View Local Health Care District ,
Revenue , 2020 , Refunding , 4% , 7/01/26 ................................. 100,000 100,000
Revenue , 2020 , Refunding , 5% , 7/01/28 ................................. 660,000 682,057
Revenue , 2020 , Refunding , 5% , 7/01/30 ................................. 520,000 550,340
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, Sub. Lien , 2015 , Refunding , NATL Insured , 5% , 6/01/29 ......... 770,000 771,749
Tax Allocation, Sub. Lien , 2015 , Refunding , NATL Insured , 5% , 6/01/33 ......... 1,200,000 1,202,368
Southern California Public Power Authority ,
c
City of Anaheim Electric System , Revenue , 2024 A , Mandatory Put , 5% , 9/01/30 .. 4,355,000 4,573,105

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Southern California Public Power Authority, (continued)
Los Angeles Department of Water & Power Power System , Revenue , 2025-1 , 5% ,
7/01/53 ........................................................ $ 10,000,000 $ 10,389,254
State of California ,
GO , Refunding , 5% , 11/01/29 ......................................... 5,000,000 5,409,473
GO , 5% , 4/01/30 .................................................. 3,725,000 3,978,515
GO , Refunding , 5% , 11/01/30 ......................................... 15,540,000 17,113,483
GO , 5.75% , 10/01/31 ............................................... 15,000,000 15,901,093
GO , Refunding , 5% , 10/01/32 ......................................... 5,780,000 6,216,585
GO , 5% , 9/01/37 .................................................. 14,665,000 16,527,685
GO , 5% , 8/01/45 .................................................. 10,000,000 11,097,202
GO , 2017 , 5% , 11/01/28 ............................................. 7,230,000 7,486,518
Temecula Public Financing Authority , Community Facilities District No. 23-02 , Special
Tax , 2025 , 5% , 9/01/45 ............................................. 2,300,000 2,389,961
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... 1,300,000 1,305,393
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/36 ............................................ 1,600,000 1,697,159
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/38 ............................................ 1,500,000 1,581,566
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.25% , 9/01/38 ................................... 600,000 639,276
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.625% , 9/01/43 ................................... 1,350,000 1,436,700
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/32 ........................... 500,000 521,617
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/33 ........................... 1,735,000 1,805,833
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ........................... 1,050,000 1,090,075
University of California ,
Revenue , 2024 BS , Refunding , 5% , 5/15/43 .............................. 2,000,000 2,211,318
Revenue , 2025 CC , 4% , 5/15/55 ...................................... 5,000,000 4,774,530
Revenue , 2025 CD , 5% , 5/15/36 ...................................... 15,415,000 18,109,070
Val Verde Unified School District ,
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 555,000 578,718
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 625,000 640,354
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,000,000 1,017,368
Washington Township Health Care District ,
Revenue , 2020 A , Refunding , 3% , 7/01/32 ............................... 800,000 764,484
Revenue , 2020 A , Refunding , 4% , 7/01/33 ............................... 275,000 278,035
Revenue , 2020 A , Refunding , 3% , 7/01/34 ............................... 870,000 812,880
Revenue , 2020 A , Refunding , 4% , 7/01/35 ............................... 300,000 300,764
Revenue , 2020 A , Refunding , 3% , 7/01/36 ............................... 1,400,000 1,264,240
Revenue , 2020 A , Refunding , 3% , 7/01/37 ............................... 725,000 644,665
Revenue , 2020 A , Refunding , 3% , 7/01/38 ............................... 750,000 656,971
Revenue , 2023 A , 5% , 7/01/40 ........................................ 400,000 412,290
Revenue , 2023 A , 5% , 7/01/41 ........................................ 375,000 383,008
Revenue , 2023 A , 5% , 7/01/42 ........................................ 325,000 331,052
Revenue , 2023 A , 5% , 7/01/43 ........................................ 275,000 279,628

Franklin California Tax-Free Trust
Schedule of Investments
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See A bbreviations on page 30
.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
West Basin Municipal Water District ,
Revenue , 2016 A , Refunding , 5% , 8/01/33 ............................... $ 2,630,000 $ 2,632,376
Revenue , 2021 A , Refunding , 5% , 8/01/34 ............................... 1,635,000 1,815,583
1,367,146,256
Florida 0.7%
a ,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.12%, 3/01/29 ........................................... 11,500,000 9,813,420
U.S. Territories 0.5%
Guam 0.2%
Guam Government Waterworks Authority , Guam Waterworks Authority Water and
Wastewater System , Revenue , 2020 A , 5% , 1/01/50 ........................ 2,810,000 2,884,540
Virgin Islands 0.3%
Virgin Islands Transportation & Infrastructure Corp. ,
Revenue , 2025 , Refunding , 5% , 9/01/42 ................................. 1,250,000 1,356,570
Revenue , 2025 , Refunding , 5% , 9/01/43 ................................. 1,500,000 1,624,268
Revenue , 2025 , Refunding , 5% , 9/01/44 ................................. 1,715,000 1,848,712
4,829,550
Total U.S. Territories .................................................................... 7,714,090
Total Municipal Bonds (Cost $ 1,380,081,712 ) ...................................
1,394,430,371
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
California 0.7%
f
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 2.55% , 5/15/48 .................. 8,500,000 8,500,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 2.55% , 5/15/48 .......... 2,000,000 2,000,000
10,500,000
Total Municipal Bonds (Cost $ 10,500,000 ) ......................................
10,500,000
Total Short Term Investments (Cost $ 10,500,000 ) ................................
10,500,000
a
Total Investments (Cost $ 1,390,581,712 ) 98.8% ..................................
$1,404,930,371
Other Assets, less Liabilities 1.2% .............................................
16,268,907
Net Assets 100.0% ...........................................................
$1,421,199,278
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $135,724,810, representing 9.6% of net assets.
b
The coupon rate shown represents the rate at period end.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis. See Note 1(b).
e
The rate shown represents the yield at period end.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,390,581,712
Value - Unaffiliated issuers .................................................................. $1,404,930,371
Cash .................................................................................... 762,042
Receivables:
Capital shares sold ........................................................................ 1,107,629
Interest ................................................................................. 19,099,580
Total assets .......................................................................... 1,425,899,622
Liabilities:
Payables:
Investment securities purchased .............................................................. 639,884
Capital shares redeemed ................................................................... 2,318,416
Management fees ......................................................................... 415,341
Distribution fees .......................................................................... 125,868
Transfer agent fees ........................................................................ 275,108
Trustees' fees and expenses ................................................................. 816
Distributions to shareholders ................................................................. 752,950
Accrued expenses and other liabilities ........................................................... 171,961
Total liabilities ......................................................................... 4,700,344
Net assets, at value ................................................................. $1,421,199,278
Net assets consist of:
Paid-in capital ............................................................................. $1,528,467,036
Total distributable earnings (losses) ............................................................. (107,267,758)
Net assets, at value ................................................................. $1,421,199,278

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $476,822,238
Shares outstanding ........................................................................ 43,255,495
Net asset value per share
a ,b
.................................................................. $11.02
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.27
Class A1:
Net assets, at value ....................................................................... $243,731,740
Shares outstanding ........................................................................ 22,124,767
Net asset value per share
a ,b
.................................................................. $11.02
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.27
Class C:
Net assets, at value ....................................................................... $16,058,947
Shares outstanding ........................................................................ 1,451,734
Net asset value and maximum offering price per share
a ,b
............................................ $11.06
Class R6:
Net assets, at value ....................................................................... $84,639,322
Shares outstanding ........................................................................ 7,663,855
Net asset value and maximum offering price per share
b
............................................. $11.04
Advisor Class:
Net assets, at value ....................................................................... $599,947,031
Shares outstanding ........................................................................ 54,312,525
Net asset value and maximum offering price per share
b
............................................. $11.05
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin California Tax-Free Trust
Financial Statements
Statement of Operations
for the year ended June 30, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $55,997,989
Expenses:
Management fees (Note 3 a ) ................................................................... 6,441,029
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,092,346
    Class A1 ............................................................................... 262,005
    Class C ................................................................................ 119,130
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 347,222
    Class A1 ............................................................................... 207,123
    Class C ................................................................................ 14,472
    Class R6 ............................................................................... 17,230
    Advisor Class ............................................................................ 456,739
Custodian fees ............................................................................ 5,820
Reports to shareholders fees .................................................................. 36,088
Registration and filing fees .................................................................... 17,038
Professional fees ........................................................................... 75,209
Trustees' fees and expenses .................................................................. 13,927
Other .................................................................................... 246,670
Total expenses ......................................................................... 9,352,048
Expenses waived/paid by affiliates (Note 3 f ) .................................................... (1,186,131)
Net expenses ......................................................................... 8,165,917
Net investment income ................................................................ 47,832,072
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,089,881)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 29,370,939
Unfunded commitments .................................................................... (134,219)
Net change in unrealized appreciation (depreciation) ............................................ 29,236,720
Net realized and unrealized gain (loss) ............................................................ 28,146,839
Net increase (decrease) in net assets resulting from operations .......................................... $75,978,911

Franklin California Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin California Intermediate-Term Tax-
Free Income Fund
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $47,832,072 $42,649,245
Net realized gain (loss) ................................................. (1,089,881) (16,371,222)
Net change in unrealized appreciation (depreciation) ........................... 29,236,720 (5,443,091)
Net increase (decrease) in net assets resulting from operations ................ 75,978,911 20,834,932
Distributions to shareholders:
Class A ............................................................. (14,468,293) (11,784,742)
Class A1 ............................................................ (9,058,933) (10,107,456)
Class C ............................................................. (529,917) (626,979)
Class R6 ............................................................ (2,781,052) (2,151,486)
Advisor Class ........................................................ (20,453,318) (17,885,078)
Total distributions to shareholders .......................................... (47,291,513) (42,555,741)
Capital share transactions: (Note 2 )
Class A ............................................................. 71,720,249 28,007,962
Class A1 ............................................................ (43,818,956) (62,246,762)
Class C ............................................................. (5,032,611) (6,501,779)
Class R6 ............................................................ 17,356,171 8,496,902
Advisor Class ........................................................ 53,143,362 1,548,898
Total capital share transactions ............................................ 93,368,215 (30,694,779)
Net increase (decrease) in net assets ................................... 122,055,613 (52,415,588)
Net assets:
Beginning of year ....................................................... 1,299,143,665 1,351,559,253
End of year ........................................................... $1,421,199,278 $1,299,143,665

Franklin California Tax-Free Trust
Notes to Financial Statements
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin California Intermediate-Term Tax-Free
Income Fund (Fund). The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and  excise taxes. As a result, no provision for U.S.
federal income taxes is required.

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Shares Amount Shares Amount
Class A Shares: (9093558) –
Shares sold
a
................................... 15,132,281 $165,914,615 11,699,294 $127,975,904
Shares issued in reinvestment of distributions .......... 1,198,761 13,156,590 972,306 10,648,254
Shares redeemed ............................... (9,796,355) (107,350,956) (10,112,729) (110,616,196)
Net increase (decrease) .......................... 6,534,687 $71,720,249 2,558,871 $28,007,962
Class A1 Shares: 9689340 –
Shares sold ................................... 638,390 $7,019,230 706,363 $7,751,891
Shares issued in reinvestment of distributions .......... 725,250 7,950,593 812,959 8,902,559
Shares redeemed ............................... (5,365,532) (58,788,779) (7,206,770) (78,901,212)
Net increase (decrease) .......................... (4,001,892) $(43,818,956) (5,687,448) $(62,246,762)
Class C Shares: 1049132 –
Shares sold ................................... 299,844 $3,309,967 396,137 $4,361,149
Shares issued in reinvestment of distributions .......... 45,528 500,992 54,001 594,040
Shares redeemed
a
.............................. (802,885) (8,843,570) (1,041,757) (11,456,968)
Net increase (decrease) .......................... (457,513) $(5,032,611) (591,619) $(6,501,779)
Class R6 Shares: (2355339) –
Shares sold ................................... 3,547,778 $38,853,745 3,038,656 $33,369,985
Shares issued in reinvestment of distributions .......... 126,622 1,392,327 112,085 1,229,499
Shares redeemed ............................... (2,087,836) (22,889,901) (2,381,966) (26,102,582)
Net increase (decrease) .......................... 1,586,564 $17,356,171 768,775 $8,496,902
Advisor Class Shares: (5015664) –
Shares sold ................................... 16,510,658 $181,333,015 19,098,548 $208,371,299
Shares issued in reinvestment of distributions .......... 1,415,679 15,568,032 1,264,266 13,873,603
Shares redeemed ............................... (13,084,743) (143,757,685) (20,188,743) (220,696,004)
Net increase (decrease) .......................... 4,841,594 $53,143,362 174,071 $1,548,898
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin Distributors, LLC (Distributors) Principal underwriter

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended June 30, 2026, the gross effective investment management fee rate was 0.470% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended June 30, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$263,165 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.49% based on the average net assets of each class until October 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until October 31, 2026.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended June 30, 2026, these purchase and sale transactions aggregated $87,771,784 and $128,415,000, respectively.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2026, the capital loss carryforwards were as follows:
During the year ended June 30, 2026, the Fund utilized $205,280 of capital loss carryforwards.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $9,169
CDSC retained .............................................................................. $41,530
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 56,681,451
Long term ................................................................................ 66,248,243
Total capital loss carryforwards ............................................................... $122,929,694
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
The tax character of distributions paid during the years ended June 30, 2026 and 2025, was as follows:
At June 30, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended June 30, 2026, aggregated
$248,528,716 and $137,128,070, respectively.
6. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended June 30, 2026, the Fund did not use the
Global Credit Facility.
2026 2025
Distributions paid from:
Ordinary income .......................................................... $1,660,690 $1,540,998
Tax exempt income ........................................................ 45,630,823 41,014,743
$47,291,513 $42,555,741
Cost of investments .......................................................................... $1,390,654,789
Unrealized appreciation ........................................................................ $27,507,406
Unrealized depreciation ........................................................................ (13,231,824)
Net unrealized appreciation (depreciation) .......................................................... $14,275,582
Distributable earnings:
Undistributed tax exempt income ................................................................. $2,139,302
4. Income Taxes
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.

Franklin California Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin California Tax-Free Trust and Shareholders of Franklin California Intermediate-Term Tax-
Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
California Intermediate-Term Tax-Free Income Fund (the "Fund") as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended
June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June
30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and broker; when replies were not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
August 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin California Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin California Intermediate-Term Tax-Free Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2026:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $45,630,823
Section 163(j) Interest Earned §163(j) $1,660,690

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
FRANKLIN CALIFORNIA TAX-FREE TRUST
(unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin California Tax-Free Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2025. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. This year, in addition to Class A performance (and expense)
data, Broadridge included Advisor Class performance data for the Fund to align with the performance reporting provided at
Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Fund’s Advisor Class performance information.
The Performance Universe for the Fund included the Fund, the Fund’s Advisor Class shares and all retail and institutional
California intermediate municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-
and five-year periods was above the median and in the second quintile of its Performance Universe. The Board also noted
that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance
Universe. The Board discussed these results with management and management explained that the average weighted maturity for the Fund has been extended from 10 to 12 years, which should reduce term structure differences versus the peer

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
group in the future. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and each other fund in its Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and five other California intermediate municipal debt funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group.
The Board discussed the above median Management Rate and actual total expense ratio with management. Management explained that the Management Rate was 2.8 basis points above the median of the Fund’s Expense Group, but the effective rate was 1.5 basis points above the median of the Fund’s Expense Group after a fee waiver. Management also explained that the actual total expense ratio was 1.8 basis points above the median of the Fund’s Expense Group. The Board also noted
that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Franklin California Tax-Free Trust

franklintempleton.com
Annual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

CAT-AFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin California Tax-Free Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 28, 2026